Commitments and contingencies - Disclosure of detailed information about commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Accounts payable and accrued liabilities	$ 3,173	$ 1,467
Long-term incentive plan (cash-settled awards)	2,716	1,547
Corporate office leases	348	501
Total	6,237	$ 3,515
Within 1 year [Member]
Disclosure of contingent liabilities [line items]
Accounts payable and accrued liabilities	3,173
Long-term incentive plan (cash-settled awards)	2,521
Corporate office leases	127
Total	5,821
1-5 years [Member]
Disclosure of contingent liabilities [line items]
Accounts payable and accrued liabilities	0
Long-term incentive plan (cash-settled awards)	195
Corporate office leases	221
Total	416
Over 5 years [Member]
Disclosure of contingent liabilities [line items]
Accounts payable and accrued liabilities	0
Long-term incentive plan (cash-settled awards)	0
Corporate office leases	0
Total	$ 0